Annual Total Returns - VIPGrowthPortfolio-InvestorPRO - VIPGrowthPortfolio-InvestorPRO - VIP Growth Portfolio - VIP Growth Portfolio - Investor Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	11.20%
Annual Return 2015	7.09%
Annual Return 2016	0.71%
Annual Return 2017	35.03%
Annual Return 2018	(0.24%)
Annual Return 2019	34.18%
Annual Return 2020	43.80%
Annual Return 2021	23.12%
Annual Return 2022	(24.50%)
Annual Return 2023	36.12%